Document and Entity Information	Oct. 16, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 16, 2023
Entity Registrant Name	DBV Technologies S.A.
Entity Incorporation State Country Code	I0
Entity File Number	001-36697
Entity Tax Identification Number	00-0000000
Entity Address Address Line 1	177-181 avenue Pierre Brossolette
Entity Address City Or Town	Montrouge
Entity Address Country	FR
Entity Address Postal Zip Code	92120
Country Region	33
City Area Code	1
Local Phone Number	55 42 78 78
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001613780
Common Stock [Member]
Document Information [Line Items]
Security 12b Title	Ordinary shares, nominal value €0.10 per share
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
American Depositary Share [Member]
Document Information [Line Items]
Security 12b Title	American Depositary Shares, each representing one- half of one ordinary share, nominal value €0.10 per share
Security Exchange Name	NASDAQ
Trading Symbol	DBVT